Earnings per share (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Earnings Per Share

The calculation of earnings per share for the year ended June 30, 2024 and 2023 are as follows:

	June 30, 2024	June 30, 2023

Net income/(loss)	(3,577,144)	2,241,986

Basic weighted average number of shares outstanding	27,040,189	19,575,479
Dilution of securities	-	17,657,711
Diluted weighted average number of shares outstanding	27,040,189	37,233,190

Earnings per share
Basic	(0.13)	0.11
Diluted	(0.13)	0.06